Retirement Plans - Defined Benefit Plans - Pension Plan's Asset Allocation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
United States Pension Plan of US Entity | Other securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation		60.00%
United States Pension Plan of US Entity | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Allocation	44.00%	48.00%
United States Pension Plan of US Entity | Other funds
Defined Benefit Plan Disclosure [Line Items]
Allocation	11.00%	10.00%
United States Pension Plan of US Entity | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation		40.00%
United States Pension Plan of US Entity | Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Allocation	27.00%	24.00%
United States Pension Plan of US Entity | Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Allocation	12.00%	12.00%
United States Pension Plan of US Entity | International equity funds
Defined Benefit Plan Disclosure [Line Items]
Allocation	6.00%	6.00%
Minimum | United States Pension Plan of US Entity | Other securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	55.00%
Minimum | United States Pension Plan of US Entity | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	40.00%
Maximum | United States Pension Plan of US Entity | Other securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	60.00%
Maximum | United States Pension Plan of US Entity | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	45.00%
Defined Contribution Pension Plan 401 k [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution	$ 6.7	$ 6.7	$ 7.2